FINANCIAL ASSETS AT AMORTISED COST - Schedule of Retail Mortgages (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	£ (4,796)	£ (4,000)
Exchange and other adjustments	(91)	19	£ 0
Impact of transfers between stages	907	(61)	1,456
Other changes in credit quality	547	(416)	2,246
Additions and repayments	(62)	794	(168)
Methodology and model changes	(63)	(42)	165
Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(1,207)	(836)	(1,024)
Exchange and other adjustments	93	139
Impact of transfers between stages	327	74
Other changes in credit quality	159	(124)
Additions and repayments	(95)	(164)
Methodology and model changes	(96)	(57)
Charge to the income statement	295
Credit to the income statement		(271)
Advances written off	(41)	(65)
Recoveries of advances written off in previous years	£ 24	£ 9
Drawn ECL coverage (%)	0.40%	0.30%
Retail – UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	£ 0	£ 0
Retail – UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	0	0
Retail – UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	0	0
Retail – UK mortgages | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	327	74
Retail – UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(91)	(48)	(104)
Exchange and other adjustments	0	0
Impact of transfers between stages	(11)	3
Other changes in credit quality	36	(14)
Additions and repayments	18	8
Methodology and model changes	0	(53)
Charge to the income statement	43
Credit to the income statement		(56)
Retail – UK mortgages | Stage 1 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	28	66
Retail – UK mortgages | Stage 1 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(14)	(5)
Retail – UK mortgages | Stage 1 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	0	0
Retail – UK mortgages | Stage 1 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(25)	(58)
Retail – UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(552)	(394)	(468)
Exchange and other adjustments	0	0
Impact of transfers between stages	189	20
Other changes in credit quality	(9)	(32)
Additions and repayments	(10)	(52)
Methodology and model changes	(12)	(10)
Charge to the income statement	158
Credit to the income statement		(74)
Retail – UK mortgages | Stage 2 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(27)	(66)
Retail – UK mortgages | Stage 2 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	25	37
Retail – UK mortgages | Stage 2 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(63)	(35)
Retail – UK mortgages | Stage 2 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	254	84
Retail – UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(311)	(184)	(191)
Exchange and other adjustments	28	18
Impact of transfers between stages	149	51
Other changes in credit quality	54	(30)
Additions and repayments	(45)	(33)
Methodology and model changes	(55)	6
Charge to the income statement	103
Credit to the income statement		(6)
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Retail – UK mortgages | Stage 3 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(1)	0
Retail – UK mortgages | Stage 3 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(11)	(32)
Retail – UK mortgages | Stage 3 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	63	35
Retail – UK mortgages | Stage 3 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	98	48
Retail – UK mortgages | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(253)	(210)	(261)
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
Credit to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(4,475)	(3,804)	(5,701)
Exchange and other adjustments	110	119
Impact of transfers between stages	846	(12)
Other changes in credit quality	501	(289)
Additions and repayments	36	(738)
Methodology and model changes	(63)	(42)
Charge to the income statement	1,320
Credit to the income statement		(1,081)
Advances written off	(941)	(1,094)
Recoveries of advances written off in previous years	£ 182	£ 159
Drawn ECL coverage (%)	1.00%	0.90%
Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	£ 0	£ 0
Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	0	0
Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	0	0
Loans and advances to customers | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	846	(12)
Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(678)	(909)	(1,347)
Exchange and other adjustments	1	(2)
Impact of transfers between stages	(17)	75
Other changes in credit quality	(314)	(239)
Additions and repayments	97	(209)
Methodology and model changes	2	(63)
Credit to the income statement	(232)	(436)
Loans and advances to customers | Stage 1 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	176	562
Loans and advances to customers | Stage 1 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(66)	(48)
Loans and advances to customers | Stage 1 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(8)	(13)
Loans and advances to customers | Stage 1 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(119)	(426)
Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(1,792)	(1,112)	(2,125)
Exchange and other adjustments	1	(5)
Impact of transfers between stages	507	(423)
Other changes in credit quality	73	(256)
Additions and repayments	88	(344)
Methodology and model changes	11	15
Charge to the income statement	679
Credit to the income statement		(1,008)
Loans and advances to customers | Stage 2 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(167)	(551)
Loans and advances to customers | Stage 2 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	135	155
Loans and advances to customers | Stage 2 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(158)	(220)
Loans and advances to customers | Stage 2 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	697	193
Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(1,752)	(1,573)	(1,968)
Exchange and other adjustments	43	5
Impact of transfers between stages	356	336
Other changes in credit quality	664	254
Additions and repayments	(91)	(98)
Methodology and model changes	(47)	6
Charge to the income statement	882	498
Advances written off	(928)	(1,057)
Recoveries of advances written off in previous years	182	159
Loans and advances to customers | Stage 3 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(9)	(11)
Loans and advances to customers | Stage 3 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	(69)	(107)
Loans and advances to customers | Stage 3 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	166	233
Loans and advances to customers | Stage 3 £m | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Impact of transfers between stages	268	221
Loans and advances to customers | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance for impairment losses	(253)	(210)	(261)
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
Credit to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	£ 0	£ 0
Stage 1 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Stage 2 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	1.30%	1.80%
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	3.00%	3.20%
Stage 3 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	9.10%	9.50%
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	23.00%	24.60%
POCI £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	2.60%	1.90%
POCI £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Drawn ECL coverage (%)	2.60%	1.90%
Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Beginning balance, retail mortgages	£ 308,344	£ 294,806
Allowance for impairment losses	(1,207)	(836)
Exchange and other adjustments		68
Additions and repayments		13,526
Advances written off		(65)
Recoveries of advances written off in previous years		9
Ending balance, retail mortgages	312,338	308,344	294,806
Net carrying amount	311,131	307,508
Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 1		0
Impact of transfers between stages		0
Transfers to Stage 2		0
Transfers to Stage 3		0
Retail – UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Beginning balance, retail mortgages	273,629	251,418
Allowance for impairment losses	(91)	(48)
Exchange and other adjustments	0	0
Impact of transfers between stages	(21,380)	3,032
Additions and repayments	5,268	19,179
Ending balance, retail mortgages	257,517	273,629	251,418
Net carrying amount	257,426	273,581
Retail – UK mortgages | Stage 1 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 1	5,107	10,109
Retail – UK mortgages | Stage 1 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 2	(26,043)	(6,930)
Retail – UK mortgages | Stage 1 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 3	(444)	(147)
Retail – UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Beginning balance, retail mortgages	21,798	29,018
Allowance for impairment losses	(552)	(394)
Exchange and other adjustments	0	0
Impact of transfers between stages	19,315	(3,622)
Additions and repayments	670	(3,598)
Ending balance, retail mortgages	41,783	21,798	29,018
Net carrying amount	41,231	21,404
Retail – UK mortgages | Stage 2 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 1	(5,096)	(10,105)
Retail – UK mortgages | Stage 2 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 2	26,204	7,425
Retail – UK mortgages | Stage 2 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 3	(1,793)	(942)
Retail – UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Beginning balance, retail mortgages	1,940	1,859
Allowance for impairment losses	(311)	(184)
Exchange and other adjustments	0	0
Impact of transfers between stages	2,065	590
Additions and repayments	(585)	(490)
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance, retail mortgages	3,416	1,940	1,859
Net carrying amount	3,105	1,756
Retail – UK mortgages | Stage 3 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 1	(11)	(4)
Retail – UK mortgages | Stage 3 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 2	(161)	(495)
Retail – UK mortgages | Stage 3 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Transfers to Stage 3	2,237	1,089
Retail – UK mortgages | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Beginning balance, retail mortgages	10,977	12,511
Allowance for impairment losses	(253)	(210)
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance, retail mortgages	9,622	10,977	£ 12,511
Net carrying amount	9,369	£ 10,767
Retail – UK mortgages | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Additions and repayments	3,999
Advances written off	(41)
Recoveries of advances written off in previous years	£ 24